Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Parent's ownership percentage in Guarantor Subsidiaries	100.00%
ASSETS
Cash and cash equivalents	$ 653,772	$ 533,235	$ 594,586	$ 931,208	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	425,161	571,634		308,039
Receivables, less allowance for doubtful accounts	1,555,520	1,886,596		1,616,382
Due from Hertz affiliate	13,737	12,809		0
Inventories, at lower of cost or market	109,953	105,728		83,978
Prepaid expenses and other assets	547,993	461,502		416,134
Revenue earning equipment, net	13,969,224	12,908,336		10,105,409
Property and equipment, net	1,457,197	1,436,386		1,251,854
Investment in subsidiaries, net	0	0		0
Other intangible assets, net	4,002,046	4,032,111		2,562,234
Goodwill	1,352,694	1,341,872		392,094	328,600
Total assets	24,087,297	23,290,209		17,667,332
LIABILITIES AND EQUITY
Due to Hertz affiliate	0	0		412
Accounts payable	1,304,849	999,061		897,489
Accrued liabilities	1,205,583	1,178,460		1,126,338
Accrued taxes	192,293	167,314		162,984
Debt	15,876,109	15,014,474		10,907,849
Public liability and property damage	321,003	332,232		281,534
Deferred taxes on income	2,725,427	4,558,500		3,684,700
Total liabilities	21,625,264	20,372,681		15,038,478
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014	2,917,509		2,628,835
Noncontrolling interest	19	19		19
Total equity	2,462,033	2,917,528		2,628,854	2,502,429	2,461,948
Total liabilities and equity	24,087,297	23,290,209		17,667,332
Parent (The Hertz Corporation)
ASSETS
Cash and cash equivalents	237,487	24,602	153,037	565,002	1,754,378	108,522
Restricted cash and cash equivalents	52,629	32,681		44,663
Receivables, less allowance for doubtful accounts	453,072	544,454		297,292
Due from Hertz affiliate	947,560	1,047,986		655,411
Inventories, at lower of cost or market	29,087	24,422		22,440
Prepaid expenses and other assets	2,773,720	2,570,539		2,088,579
Revenue earning equipment, net	178,584	104,207		167,304
Property and equipment, net	874,364	865,694		824,381
Investment in subsidiaries, net	7,053,579	6,964,916		4,413,289
Other intangible assets, net	75,352	74,606		94,682
Goodwill	106,210	106,210		100,221
Total assets	12,781,644	12,360,317		9,273,264
LIABILITIES AND EQUITY
Due to Hertz affiliate	2,407,240	2,254,223		1,251,347
Accounts payable	215,964	239,247		188,695
Accrued liabilities	659,056	605,680		607,673
Accrued taxes	66,745	54,357		54,559
Debt	6,874,447	6,190,040		4,434,274
Public liability and property damage	96,178	99,261		107,881
Deferred taxes on income	0	0
Total liabilities	10,319,630	9,442,808		6,644,429
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,462,014	2,917,509		2,628,835
Noncontrolling interest	0	0		0
Total equity	2,462,014	2,917,509		2,628,835	2,485,927	2,444,655
Total liabilities and equity	12,781,644	12,360,317		9,273,264
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	23,806	2,578	14,152	7,385	5,158	6,043
Restricted cash and cash equivalents	15,892	14,535		28,130
Receivables, less allowance for doubtful accounts	448,096	292,467		218,754
Due from Hertz affiliate	2,105,430	59,181		65,972
Inventories, at lower of cost or market	40,550	34,101		26,541
Prepaid expenses and other assets	260,833	183,573		32,974
Revenue earning equipment, net	1,784,593	1,734,325		1,505,867
Property and equipment, net	322,651	206,332		170,874
Investment in subsidiaries, net	1,314,027	506,123		460,201
Other intangible assets, net	3,872,441	2,352,342		2,363,617
Goodwill	1,032,640	133,923		67,228
Total assets	11,220,959	5,519,480		4,947,543
LIABILITIES AND EQUITY
Due to Hertz affiliate	2,432,035	628,275		266,604
Accounts payable	287,227	157,742		165,258
Accrued liabilities	231,590	84,992		209,263
Accrued taxes	30,817	11,511		134,186
Debt	71,574	49,445		4,237
Public liability and property damage	51,767	10,390		14,025
Deferred taxes on income	2,217,649	2,205,669
Total liabilities	5,322,659	2,718,554		2,242,744
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	5,898,300	2,800,926		2,704,799
Noncontrolling interest	0	0		0
Total equity	5,898,300	2,800,926		2,704,799
Total liabilities and equity	11,220,959	5,519,480		4,947,543
Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	392,479	506,055	427,397	358,821	614,470	870,902
Restricted cash and cash equivalents	356,640	524,418		235,246
Receivables, less allowance for doubtful accounts	677,783	1,049,675		1,100,336
Due from Hertz affiliate	3,623,523	2,199,247		1,194,041
Inventories, at lower of cost or market	40,316	47,205		34,997
Prepaid expenses and other assets	168,120	203,678		137,189
Revenue earning equipment, net	12,006,047	11,069,804		8,432,238
Property and equipment, net	260,182	364,360		256,599
Other intangible assets, net	54,253	1,605,163		103,935
Goodwill	213,844	1,101,739		224,645
Total assets	17,793,187	18,671,344		12,078,047
LIABILITIES AND EQUITY
Due to Hertz affiliate	1,823,500	411,107		397,885
Accounts payable	801,658	602,072		543,536
Accrued liabilities	338,368	487,788		309,402
Accrued taxes	1,199,016	1,003,127		(13,889)
Debt	8,930,088	8,774,989		6,469,338
Public liability and property damage	173,058	222,581		159,628
Deferred taxes on income	2,058,173	2,070,078
Total liabilities	15,323,861	14,001,212		9,909,337
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,469,307	4,670,113		2,168,691
Noncontrolling interest	19	19		19
Total equity	2,469,326	4,670,132		2,168,710
Total liabilities and equity	17,793,187	18,671,344		12,078,047
Eliminations
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Restricted cash and cash equivalents	0	0		0
Receivables, less allowance for doubtful accounts	(23,431)	0		0
Due from Hertz affiliate	(6,662,776)	(3,293,605)		(1,915,424)
Inventories, at lower of cost or market	0	0		0
Prepaid expenses and other assets	(2,654,680)	(2,496,288)		(1,842,608)
Revenue earning equipment, net	0	0		0
Property and equipment, net	0	0		0
Investment in subsidiaries, net	(8,367,606)	(7,471,039)		(4,873,490)
Other intangible assets, net	0	0		0
Goodwill	0	0		0
Total assets	(17,708,493)	(13,260,932)		(8,631,522)
LIABILITIES AND EQUITY
Due to Hertz affiliate	(6,662,775)	(3,293,605)		(1,915,424)
Accounts payable	0	0		0
Accrued liabilities	(23,431)	0		0
Accrued taxes	(1,104,285)	(901,681)		(11,872)
Debt	0	0		0
Public liability and property damage	0	0		0
Deferred taxes on income	(1,550,395)	(1,594,607)
Total liabilities	(9,340,886)	(5,789,893)		(3,758,032)
Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	(8,367,607)	(7,471,039)		(4,873,490)
Noncontrolling interest	0	0		0
Total equity	(8,367,607)	(7,471,039)		(4,873,490)
Total liabilities and equity	$ (17,708,493)	$ (13,260,932)		$ (8,631,522)